Commitments and Contingencies - Additional Information (Detail)	9 Months Ended		0 Months Ended								9 Months Ended		0 Months Ended				9 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 20, 2013 Semi Refrigerated	Jul. 18, 2013 Semi Refrigerated USD ($) Carriers	Jul. 18, 2013 Semi Refrigerated Minimum	Jul. 18, 2013 Semi Refrigerated Maximum	Jun. 20, 2014 Ethylene Semi Refrigerated Vessel m3	Dec. 20, 2013 Ethylene Semi Refrigerated USD ($) m3 Vessel	Jul. 18, 2013 Ethylene Semi Refrigerated Carriers m3	Apr. 25, 2012 Ethylene Semi Refrigerated USD ($) m3 Vessel	Sep. 30, 2014 Ethylene Semi Refrigerated	Dec. 20, 2013 Ethylene Semi Refrigerated Vessel	Jul. 18, 2013 Liquefied Gas Segment Semi Refrigerated m3 Carriers	Jul. 18, 2013 Liquefied Gas Segment Options Exercised Semi Refrigerated USD ($) m3 Option	Apr. 23, 2014 Ethane Capable GAs Carrier Options Exercised Semi Refrigerated	Dec. 20, 2013 Ethane Capable GAs Carrier Options Exercised Semi Refrigerated USD ($)	Sep. 30, 2014 Chartered In	Mar. 30, 2012 London Operation USD ($)	Mar. 30, 2012 London Operation GBP (£)	Dec. 31, 2012 New York USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year																		$ 515,000	£ 321,850	$ 231,990
Lease term																		10 years	10 years	5 years
Lease term, mutual break clause																		5 years	5 years
Lease expiration date																	Dec. 31, 2014			Jun. 30, 2017
Payment for property plant and equipment	648,314	386,854,041								200,000,000				44,000,000
Number of vessels to be constructed under option agreement							1			4
Gas carrier cargo capacity							21,000	35,000	21,000	21,000			22,000	22,000
Expected Delivery Of Vessels											Following the delivery of Navigator Europa in October one further newbuild vessel of the same size and class is expected to be delivered during the year to December 2014.
Number of gas carriers to be purchased				5					1				2
Future cost of carriers to be constructed				$ 138,000,000				$ 77,400,000								$ 78,400,000
Number of options to construct vessels														2
Number of vessels to be constructed under option agreement												3
Expected Delivery Of Vessels, month and year			2016-04		2015-03	2016-03
Option exercised date															Apr. 23, 2014